Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Interest income (Note 14)
Loans	[1]	$ 8,296	$ 8,668	$ 8,281
Securities	[1]	2,340	2,393	2,306
Securities borrowed or purchased under resale agreements	[1]	1,390	1,441	1,390
Deposits with banks and other	[1]	693	729	757
Interest income	[1]	12,719	13,231	12,734
Interest expense (Note 14)
Deposits		6,906	7,476	7,711
Securities sold short		133	163	156
Securities lent or sold under repurchase agreements		1,670	1,719	1,354
Subordinated indebtedness		107	120	120
Other		102	120	144
Interest expense		8,918	9,598	9,485
Net interest income		3,801	3,633	3,249
Non-interest income
Underwriting and advisory fees		181	182	169
Deposit and payment fees		246	250	231
Credit fees		245	217	366
Card fees		114	105	100
Investment management and custodial fees		553	526	458
Mutual fund fees		531	465	445
Income from insurance activities, net		84	85	97
Commissions on securities transactions		137	129	87
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		1,161	827	845
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		13	(6)	15
Foreign exchange other than trading (FXOTT)		97	93	92
Income (loss) from equity-accounted associates and joint ventures		26	18	16
Other		92	93	51
Non-interest income		3,480	2,984	2,972
Total revenue		7,281	6,617	6,221
Provision for credit losses (Note 6)		573	419	585
Non-interest expenses
Employee compensation and benefits		2,277	2,207	1,950
Occupancy costs		201	208	217
Computer, software and office equipment		696	723	621
Communications		96	89	86
Advertising and business development		88	103	77
Professional fees		65	74	52
Business and capital taxes		36	34	35
Other (Notes 13)		419	353	427
Non-interest expenses		3,878	3,791	3,465
Income before income taxes		2,830	2,407	2,171
Income taxes		659	525	443
Net income		2,171	1,882	1,728
Net income attributable to non-controlling interests		8	8	12
Preferred shareholders and other equity instrument holders		88	72	67
Common shareholders		2,075	1,802	1,649
Net income attributable to equity shareholders		$ 2,163	$ 1,874	$ 1,716
Earnings per share (in dollars) (Note 12)
Basic		$ 2.2	$ 1.91	$ 1.77
Diluted		2.19	1.9	1.77
Dividends per common share (in dollars)		$ 0.97	$ 0.9	$ 0.9

[1]	Interest income included $11.5 billion for the quarter ended January 31, 2025 (October 31, 2024: $12.2 billion; January 31, 2024: $11.9 billion), calculated based on the effective interest rate method.